UNAUDITED SUPPLEMENTAL SCHEDULES	12 Months Ended
Dec. 31, 2012
UNAUDITED SUPPLEMENTAL SCHEDULES

UNAUDITED SUPPLEMENTAL SCHEDULES

As required by the indentures governing the 8.625% Senior Notes, the 5.125% Senior Notes and the 7.375% Senior Subordinated Notes the Company has included in this filing, financial information for its subsidiaries that have been designated as unrestricted subsidiaries as defined by the indentures. As required by the indentures the Company has included a condensed consolidating balance sheet and condensed consolidating statements of income, comprehensive income and cash flows for the Company and its subsidiaries. These supplementary schedules separately identify the Company’s restricted subsidiaries and unrestricted subsidiaries as required by the indentures.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$634,351	$107,744	$—	$742,095
Other current assets	120,028	(17,531)	—	102,497

Total current assets	754,379	90,213	—	844,592
Theatre properties and equipment, net	1,304,958	—	—	1,304,958
Other assets	1,638,741	101,140	(27,019)	1,712,862

Total assets	$3,698,078	$191,353	$(27,019)	$3,862,412

Liabilities and equity
Current liabilities
Current portion of long-term debt	$9,546	$—	$—	$9,546
Current portion of capital lease obligations	11,064	—	—	11,064
Accounts payable and accrued expenses	316,468	113	—	316,581

Total current liabilities	337,078	113	—	337,191
Long-term liabilities
Long-term debt, less current portion	1,754,464	—	—	1,754,464
Capital lease obligations, less current portion	139,107	—	—	139,107
Other long-term liabilities and deferrals	430,920	104,518	—	535,438

Total long-term liabilities	2,324,491	104,518	—	2,429,009
Commitments and contingencies
Equity	1,036,509	86,722	(27,019)	1,096,212

Total liabilities and equity	$3,698,078	$191,353	$(27,019)	$3,862,412

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Revenues	$2,473,531	$—	$—	$2,473,531
Cost of operations
Theatre operating costs	1,778,331	—	—	1,778,331
General and administrative expenses	146,429	13	—	146,442
Depreciation and amortization	147,675	—	—	147,675
Impairment of long-lived assets	3,031	—	—	3,031
Loss on sale of assets and other	12,168	—	—	12,168

Total cost of operations	2,087,634	13	—	2,087,647

Operating income (loss)	385,897	(13)	—	385,884
Other income (expense)	(92,893)	32,509	(26,500)	(86,884)

Income before income taxes	293,004	32,496	(26,500)	299,000
Income taxes	114,030	12,186	—	126,216

Net income	178,974	20,310	(26,500)	172,784
Less: Net income attributable to noncontrolling interests	2,471	—	—	2,471

Net income attributable to Cinemark USA, Inc.	$176,503	$20,310	$(26,500)	$170,313

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Net income	$178,974	$20,310	$(26,500)	$172,784
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	—	—	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	—	—	2,499
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement	2,470	—	—	2,470
Foreign currency translation adjustment	(20,232)	—	—	(20,232)

Total other comprehensive loss, net of tax	(14,243)	—	—	(14,243)

Total comprehensive income, net of tax	164,731	20,310	(26,500)	158,541
Comprehensive income attributable to noncontrolling interests	(2,244)	—	—	(2,244)

Comprehensive income attributable to Cinemark USA, Inc.	$162,487	$20,310	$(26,500)	$156,297

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Operating activities
Net income	$178,974	$20,310	$(26,500)	$172,784
Adjustments to reconcile net income to cash provided by operating activities	187,296	(5,639)	—	181,657
Changes in assets and liabilities	776	12,916	26,500	40,192

Net cash provided by operating activities	367,046	27,587	—	394,633
Investing activities
Additions to theatre properties and equipment	(220,727)	—	—	(220,727)
Proceeds from sale of theatre properties and equipment	1,976	—	—	1,976
Acquisition of theatre in U.S.	(14,080)	—	—	(14,080)
Investment in DCIP and other	—	(1,480)	—	(1,480)

Net cash used for investing activities	(232,831)	(1,480)	—	(234,311)
Financing activities
Dividends paid to parent	(95,750)	—	—	(95,750)
Payroll taxes paid as a result of restricted stock withholdings	(3,263)	—	—	(3,263)
Proceeds from issuance of notes	400,000	—	—	400,000
Proceeds from amended senior secured credit facility	700,000	—	—	700,000
Repayment of former senior secured credit facility	(898,955)	—	—	(898,955)
Repayments of long-term debt	(9,711)	—	—	(9,711)
Payment of debt issue costs	(18,453)	—	—	(18,453)
Payments on capital leases	(9,451)	—	—	(9,451)
Other	(835)	—	—	(835)

Net cash provided by financing activities	63,582	—	—	63,582
Effect of exchange rate changes on cash and cash equivalents	(3,062)	—	—	(3,062)

Increase in cash and cash equivalents	194,735	26,107	—	220,842
Cash and cash equivalents:
Beginning of year	439,616	81,637	—	521,253

End of year	$634,351	$107,744	$—	$742,095

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.